Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash Flows from Operating Activities:
Net (loss) / income from operations	$ (2,348,069)	$ 995,046
Adjustments to reconcile net income to net cash provided by operating activities:
Convertible note - Accretion of financing cost	1,672,708
Depreciation of property, plant and equipment	129,429	95,866
Amortization of intangible assets	4,111	3,547
Deferred cost		(48,454)
Deferred income taxes		5,882
Changes in operating assets and liabilities:
Accounts receivable	(664,341)	(1,572,815)
Inventories	103,404	89,702
Advance to suppliers	22,451	(119,452)
Prepayments, receivables and other assets	(1,140,076)	111,914
Accounts payable	389,515	(213,638)
Advances from customers	68,754	(156,162)
Accrued expenses and other current liabilities	(145,500)	(69,016)
Income tax payable	(33,298)	384,213
Notes receivable	78,843	191,784
Notes payable	(161,765)	(166,236)
Net Cash Used In Operating Activities	(2,023,834)	(467,819)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(123,543)	(84,402)
Construction in progress	(250,178)
Long-term investment	(3,614,146)
Loan receivable	(1,500,000)
Net Cash Used in Investing Activities	(5,487,867)	(84,402)
Cash Flows From Financing Activities:
Proceeds from bank loan	49,152
Repayment of bank loan	(14,777)
Proceeds from convertible note	10,000,000
Payment of debt issuance cost	(1,641,050)
Repayment of convertible note	(869,565)
Received from / (Payment to) related party	(610,204)	341,478
Net Cash Provided by Financing Activities	6,913,556	341,478
Effect of Exchange Rate Changes on Cash	(369,561)	16,370
Net Decrease In Cash	(967,706)	(194,373)
Cash, cash equivalents and restricted cash at Beginning of Period	9,130,849	577,979
Cash, cash equivalents and restricted cash at End of Period	8,247,069	383,606
Supplemental Disclosure of Non-Cash Activities
Shares issued for convertible note repayment	907,372
Supplemental Cash Flow Information
Cash paid for interest expense	287,810
Cash paid for income tax	$ 9,575	$ 50,404